Inventories, net - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [abstract]
Cost of inventories recognized in cost of sales	$ 122,220,495	$ 114,711,857	$ 128,559,826